Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 6 – Convertible Notes Payable

Convertible notes payable as of September 30, 2023 and December 31, 2022 is as follows:

	Outstanding Principal as of	Outstanding Principal as of					Warrants granted
	September 30,	December 31,	Interest	Conversion		Maturity		Exercise
	2023	2022	Rate	Price		Date	Quantity	Price
The May 2022 Convertible Loan Agreement	-	50,092	11%	-	(*)	May-23	-	-
The May 2022 Convertible Note Offering*	990,000	990,000	18%	2.00	(*)	November-22	4,000,000	$3.00 – $6.00
The July 2022 Convertible Note Offering*	2,015,447	3,750,000	18%	0.20	(*)	March-23	2,150,000	$3.00 – $6.00
The First October 2022 Convertible Loan Agreement	-	104,250	10%	-	(*)	September-23
The Second October 2022 Convertible Loan Agreement	-	300,000	10%	-	(*)	October-23
The Third October 2022 Convertible Loan Agreement	-	866,650	10%	0.20	(*)	April-23
The December 2022 Convertible Loan Agreement**	250,000	750,000	-%	0.20	(*)	April-23	562,500.00	$0.20
The April 2023 Loan Agreement	109,500	-	10%		(*)	May-24	-	$-
The First May 2023 Loan Agreement	242,378	-	10%	$0.08		May-24	2,200,000	$0.125
The Second May 2023 Loan Agreement	42,167	-	10%		(*)	February-24	-	$-
The June 2023 Loan Agreement	68,702	-	-%	0.20	(*)	December-23	86,100	$0.20
The July 2023 Loan Agreement	143,000	-	-%	0.20	(*)	December-23	-	$-
	6,096,192	6,810,992
Less: Debt Discount	(75,578)	(1,426,728)
Less: Debt Issuance Costs	(978)	(14,665)
	6,019,636	5,369,599

(*)	As subject to adjustment as further outlined in the notes
*	Note: was in default as of September 30, 2023
**	Note: went into default between the balance sheet date and the date of this filing

The May 2022 Convertible Loan Agreement

On May 20, 2022, the Company entered into a loan agreement (the “May 2022 Loan Agreement”) with a lender (the “May 2022 Lender”), whereby the May 2022 Lender issued the Company a promissory note of $115,163 (the “May 2022 Note”). Pursuant to the May 2022 Loan Agreement, the May 2022 Note has an interest rate of 11%. The May 2022 Note matures on the first (12th) month anniversary of its issuance date.

Upon default the May 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 75% of average the lowest three trading prices of the Company’s common stock on the ten-trading day immediately preceding the date of the respective conversion.

The Company recorded a $15,163 debt discount relating to an original issue discount The debt discount and debt issuance costs are being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2022, the Company repaid $63,915 in principal and converted $12,783 in principal into 39,637 shares of the Company’s common stock.

On January 17, 2023, the May 2022 Lender converted $51,132 in principal into 113,601 shares of the Company’s common stock and repaid the remaining note balance.

The May 2022 Convertible Note Offering

During May of 2022, the Company conducted multiple closings of a private placement offering to accredited investors (the “May 2022 Convertible Note Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “May 2022 Investors”) for aggregate gross proceeds of $4,000,000. The May 2022 convertible notes are convertible into shares of the Company’s common stock, par value $.001 per share at a conversion price of $2.00 per share. As additional consideration for entering in the May 2022 Convertible Note Offering, the Company issued 4,000,000 warrants of the Company’s common stock. The May 2022 Convertible Note matured on November 30, 2022.

The Company recorded a $1,895,391 debt discount relating to 4,000,000 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of these notes to accretion of debt discount and issuance cost.

The Company recorded a $399,964 debt discount relating to an original issue discount and $125,300 of debt issuance costs related to fees paid to vendors relating to the offering. The debt discount and debt issuance costs are being accreted over the life of the note to accretion of debt discount and issuance cost.

On September 2, 2022, the Company went into default on these notes. As part of the default terms the Company owes 110% of the principal outstanding and the notes accrue interest at a rate of 18%.

On September 15, 2022, the Company and six out of eight lenders May 2022 Investors agreed to forgive default interest and extend the maturity date to March 31, 2023, for a reduced conversion price of $0.20 for the convertible notes and warrants. Since the PV cashflows of the new and old debt were more than 10% differences the company used extinguishment accounting. As part of the agreement the Company recognized $1,083,684 as loss on extinguishment of debt due to the remaining debt discount and recognized $331,861 as a gain on extinguishment of debt due to the forgiveness of interest. The company also recognized an additional $75,610 of debt discount from the change in relative fair value on the warrants. The remaining notes are in default as of September 30, 2023.

During the nine months ended September 30, 2023, the Company accrued $133,284 in interest.

The July 2022 Convertible Note Offering

During July of 2022, the Company conducted multiple closings of a private placement offering to accredited investors (the “July 2022 Convertible Note Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “July 2022 Investors”) for aggregate gross proceeds of $2,150,000. The July 2022 convertible notes are convertible into shares of the Company’s common stock, par value $.001 per share at a conversion price of $2.00 per share. As additional consideration for entering in the July 2022 Convertible Note Offering, the Company issued 2,150,000 warrants of the Company’s common stock. The July 2022 Convertible Note matures on November 30, 2022.

The Company recorded a $863,792 debt discount relating to 2,150,000 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of these notes to accretion of debt discount and issuance cost.

The Company recorded a $214,981 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

On September 2, 2022, the Company went into default on these notes. As part of the default terms the Company owes 110% of the principal outstanding and the notes accrue interest at a rate of 18%.

On September 15, 2022, the Company and the July Investors agreed to forgive default interest and extend the maturity date to March 31, 2023, for a reduced conversion price of $0.20 for the convertible notes and warrants. Since the present value of the cash flows of the new and old debt were more than 10% different, the company used extinguishment accounting. As part of the agreement the Company recognized $339,594 as loss on extinguishment of debt due to the remaining debt discount and recognized $230,162 as a gain on extinguishment of debt due to the forgiveness of interest.

During the nine months ended September 30, 2023, the Company repaid $1,785,686 in principal.

As of September 30, 2023, the notes included in the July 2022 Convertible Note Offering are in default and Default Interest has been accrued at 18% in the amount of $334,296.

The First October 2022 Loan Agreement

On October 3, 2022, the Company entered into a loan agreement (the “First October 2022 Loan Agreement”) with a lender (the “First October 2022 Lender”), whereby the First October 2022 Lender issued the Company a promissory note of $104,250 (the “First October 2022 Note”). Pursuant to the First October 2022 Loan Agreement, the First October 2022 Note has an interest rate of 10%. The maturity date of the First October 2022 Note is September 29, 2023 (the “First October 2022 Maturity Date”).

On April 1, 2023, the First October 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 75% of average the lowest three trading prices of the Company’s common stock on the ten-trading day immediately preceding the date of the respective conversion.

The Company recorded a $4,250 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the nine months ended September 30, 2023, the Company repaid the First October 2022 Note in full along with $36,274 of accrued interest.

The Second October 2022 Loan Agreement

On October 20, 2022, the Company entered into a loan agreement (the “Second October 2022 Loan Agreement”) with a lender (the “Second October 2022 Lender”), whereby the Second October 2022 Lender issued the Company a promissory note of $300,000 (the “Second October 2022 Note”). Pursuant to the Second October 2022 Loan Agreement, the Second October 2022 Note has an interest rate of 10%. The maturity date of the Second October 2022 Note is October 20, 2023 (the “Second October 2022 Maturity Date”).

Upon default, the Second October 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to the lowest VWAP of the Company’s common stock on the twenty-trading day immediately preceding the date of the respective conversion.

The Company recorded a $45,000 debt discount relating to an original issue discount, $409,945 relating to the fair value of 815,000 shares of common stock issue to the lender, and $17,850 of debt issuance costs related to fees paid to vendors relating to the debt agreement. The debt discount and debt issuance cost are being accreted over the life of the note to accretion of debt discount and issuance cost.

During the nine months ended September 30, 2023, the Company repaid $300,000 in principal.

Subsequent to September 30, 2023, the Company repaid the Second October 2022 Note in full along with $30,000 of accrued interest.

The Third October 2022 Loan Agreement

On October 24, 2022, the Company entered into a loan agreement (the “Third October 2022 Loan Agreement”) with a lender (the “Third October 2022 Lender”), whereby the Third October 2022 Lender issued the Company a promissory note of $1,666,650 (the “Third October 2022 Note”). Pursuant to the Third October 2022 Loan Agreement. The maturity date of the Third October 2022 Note is April 24, 2023 (the “Third October 2022 Maturity Date”).

The Third October 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $0.20.

The Company recorded a $1,833,300 debt discount relating to a $166,650 original issue discount and $1,666,650 from a beneficial conversion feature. The debt discount and debt issuance cost are being accreted over the life of the note to accretion of debt discount and issuance cost.

During the nine months ended September 30, 2023, the Third October 2022 Lender converted the remaining balance of $866,650 into 4,333,250 shares of the Company’s common stock.

The December 2022 Convertible Loan Agreement

On December 12, 2022, the Company entered into a loan agreement (the “December 2022 Loan Agreement”) with a lender (the “December 2022 Lender”), whereby the December 2022 Lender issued the Company a promissory note of $750,000 (the “December 2022 Note”). Pursuant to the December 2022 Loan Agreement. The maturity date of the Third October 2022 Note is April 24, 2023 (the “Third October 2022 Maturity Date”).

The Second October 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $0.20.

The Company recorded a $241,773 debt discount relating to 562,500 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance and $508,227 relating to the beneficial conversion feature. The debt discount is being accreted over the life of these notes to accretion of debt discount and issuance cost.

During the nine months ended September 30, 2023, the December 2022 Lender converted $500,000 into 2,500,000 shares of the Company’s common stock and accrued $7,397 of interest.

As of the date of this filing, this note is in default.

The January 2023 Loan Agreement

On January 13, 2023, the Company entered into a loan agreement (the “January 2023 Loan Agreement”) with a lender (the “January 2023 Lender”), whereby the January 2023 Lender issued the Company a promissory note of $847,500 (the “January 2023 Note”). The maturity date of the January 2023 Note is June 13, 2023 (the “January 2023 Maturity Date”).

The January 2023 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $0.20.

The Company recorded a $847,500 debt discount relating to a $97,500 original issue discount and $750,000 from a beneficial conversion feature. The debt discount and debt issuance cost are being accreted over the life of the note to accretion of debt discount and issuance cost. As of September 30, 2023, the Company has accrued $25,077 of interest.

As of the date of this filing, this note is in default.

The February 2023 Loan Agreement

On February 1, 2023, the Company entered into a loan agreement (the “February 2023 Loan Agreement”) with a lender (the “February 2023 Lender”), whereby the February 2023 Lender issued the Company a promissory note of $1,387,500 (the “February 2023 Note”). The maturity date of the February 2023 Note is June 13, 2023 (the “February 2023 Maturity Date”).

The Third October 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $0.20.

The Company recorded a $1,387,500 debt discount relating to a $137,500 original issue discount and $1,250,000 from a beneficial conversion feature. The debt discount and debt issuance cost are being accreted over the life of the note to accretion of debt discount and issuance cost. As of September 30, 2023, the Company has accrued $41,055 of interest.

As of the date of this filing, this note is in default.

The March 2023 Loan Agreement

On March 31, 2023, the Company entered into a loan agreement (the “March 2023 Loan Agreement”) with a lender (the “March 2023 Lender”), whereby the March 2023 Lender issued the Company a promissory note of $129,250 (the “March 2023 Note”). Pursuant to the March 2023 Loan Agreement, the March 2023 Note has an interest rate of 10%. The maturity date of the March 2023 Note is March 31, 2024 (the “March 2023 Maturity Date”).

On October 1, 2023, the March 2023 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 65% of the average of the lowest three trading prices of the Company’s common stock on the ten-trading day immediately preceding the date of the respective conversion.

The Company recorded a $4,250 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

Subsequent to September 30, 2023, the Company repaid the March 2023 Note in full along with $38,302 of accrued interest.

The April 2023 Loan Agreement

On April 24, 2023, the Company entered into a loan agreement (the “April 2023 Loan Agreement”) with a lender (the “April 2023 Lender”), whereby the April 2023 Lender issued the Company a promissory note of $109,250 (the “April 2023 Note”). Pursuant to the April 2023 Loan Agreement, the April 2023 Note has an interest rate of 10%. The maturity date of the April 2023 Note is April 24, 2024 (the “April 2023 Maturity Date”).

On October 21, 2023, the April 2023 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 65% of the lowest trading price of the Company’s common stock on the ten-trading day immediately preceding the date of the respective conversion.

The Company recorded a $9,500 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. During the nine months ended September 30, 2023, the Company accreted $2,388 of debt discount expense and accrued $8,052 in interest.

The First May 2023 Loan Agreement

On May 16, 2023, the Company entered into a loan agreement (the “First May 2023 Loan Agreement”) with a lender (the “First May 2023 Lender”), whereby the First May 2023 Lender issued the Company a promissory note of $275,000 (the “First May 2023 Note”). Pursuant to the First May 2023 Loan Agreement, the First May 2023 Note has an interest rate of 10%. The maturity date of the First May 2023 Note is May 16, 2024 (the “First May 2023 Maturity Date”). As additional consideration for entering in the First May 2022 Loan Agreement, the Company issued 2,200,000 warrants of the Company’s common stock and 375,000 restricted shares of the Company’s common stock.

The First May 2023 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) at a price of $0.075 per share.

The Company recorded a $60,000 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

The Second May 2023 Loan Agreement

On May 24, 2023, the Company entered into a loan agreement (the “Second May 2023 Loan Agreement”) with a lender (the “Second May 2023 Lender”), whereby the Second May 2023 Lender issued the Company a promissory note of $86,250 (the “Second May 2023 Note”). Pursuant to the Second May 2023 Loan Agreement, the Second May 2023 Note has an interest rate of 10%. The maturity date of the Second May 2023 Note is February 28, 2024 (the “Second May 2023 Maturity Date”). Beginning June 30, 2023, the Company is required to make 9 monthly payments of $11,021.

At any time following an event of default, the Second May 2023 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 61% of the lowest trading price of the Company’s common stock in the twenty-trading day immediately preceding the date of the respective conversion.

The Company recorded a $16,250 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

The June 2023 Loan Agreement

On June 23, 2023, the Company entered into a loan agreement (the “June 2023 Loan Agreement”) with Jeremy Frommer, the Company’s CEO, whereby the Mr. Frommer issued the Company a promissory note of $86,100 (the “June 2023 Note”). Pursuant to the June 2023 Loan Agreement, the June 2023 Note has an effective interest rate of 18%. The maturity date of the June 2023 Note is December 23, 2023 (the “June 2023 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the June 2023 Loan Agreement are due. The June 2023 Note is convertible into the Company’s common stock at a price of $0.20 per share.

During the nine months ended September 30, 2023, the Company accrued and paid $6,283 of interest.

The July 2023 Loan Agreement

On July 27, 2023, the Company entered into a loan agreement (the “July 2023 Loan Agreement”) with a lender (the “July 2023 Lender”), whereby the July 2023 Lender issued the Company a promissory note of $143,000 (the “July 2023 Note”). Pursuant to the July 2023 Loan Agreement, the July 2023 Note has an interest rate of 10%. The maturity date of the July 2023 Note is July 27, 2024 (the “July 2023 Maturity Date”).

On October 21, 2023, the July 2023 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 65% of the lowest trading price of the Company’s common stock on the ten-trading day immediately preceding the date of the respective conversion.

The Company recorded a $3,000 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost. During the nine months ended September 30, 2023, the Company accreted $537 of debt discount expense and accrued $2,547 in interest.

Note 7 – Convertible Notes Payable

Convertible notes payable as of December 31, 2022, is as follows:

	Outstanding Principal as of December 31,	Outstanding Principal as of December 31,	Interest	Conversion		Maturity	Warrants granted
	2022	2021	Rate	Price		Date	Quantity	Exercise Price
The July 2021 Convertible Loan Agreement	-	168,850	6.0%	-	(*)	July -22	-	-
The May 2022 Convertible Loan Agreement	50,092	-	11%	-	(*)	May-23	-	-
The May 2022 Convertible Note Offering	990,000	-	18%	2.00	(*)	November-22	4,000,000	$3.00 – $6.00
The July 2022 Convertible Note Offering	3,750,000	-	18%	0.20	(*)	March-23	2,150,000	$3.00 – $6.00
The First October 2022 Convertible Loan Agreement	104,250	-	10%	-	(*)	September-23
The Second October 2022 Convertible Loan Agreement	300,000	-	10%	-	(*)	October-23
The Third October 2022 Convertible Loan Agreement	866,650	-	10%	0.20	(*)	April-23
The December 2022 Convertible Loan Agreement	750,000	-	-%	0.20	(*)	April-23	562,500.00	$0.20
	6,810,992	168,850
Less: Debt Discount	(1,426,728)	(8,120)
Less: Debt Issuance Costs	(14,665)	(1,537)
	5,369,599	159,193

(*)	As subject to adjustment as further outlined in the notes

The First July 2020 Convertible Loan Agreement

On July 1, 2020, the Company entered into a loan agreement (the “First July 2020 Loan Agreement”) with an individual (the “First July 2020 Lender”), whereby the First July 2020 Lender issued the Company a promissory note of $68,000 (the “First July 2020 Note”). Pursuant to the First July 2020 Loan Agreement, the First July 2020 Note has interest of ten percent (10%). The First July 2020 Note matures on June 29, 2021.

Upon default or 180 days after issuance the First July 2020 Note is convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) equal to 61% multiplied by the lowest trade of the common stock during the twenty (15) consecutive trading day period immediately preceding the date of the respective conversion.

During the year ended December 31, 2021, the First July 2020 Note became convertible. Due to the fact that these convertible notes have an option to convert at a variable amount, they are subject to derivative liability treatment. The Company has applied ASC 815, due to the potential for settlement in a variable quantity of shares. The conversion feature has been measured at fair value using a Binomial model at the conversion date and the period end. The conversion feature of First July 2020 Note gave rise to a derivative liability of $112,743. The Company recorded $68,000 as a debt discount and $44,743 was recorded to derivative expense. The debt discount is charged to accretion of debt discount over the remaining term of the convertible note.

During the year ended December 31, 2021, the Company converted $68,000 in principal and $3,400 in interest into 35,469 shares of the Company’s common stock.

The September 2020 Convertible Loan Agreement

On September 23, 2020, the Company entered into a loan agreement (the “September 2020 Loan Agreement”) with an individual (the “September 2020 Lender”), whereby the September 2020 Lender issued the Company a promissory note of $385,000 (the “September 2020 Note”). Pursuant to the September 2020 Loan Agreement, the September 2020 Note has interest of twelve percent (12%). The September 2020 Note matures on September 23, 2021.

Upon default or 180 days after issuance the Second July 2020 Note is convertible into shares of the Company’s common stock, par value $.001 per share equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.

The Company recorded a $68,255 debt discount relating to original issue discount associated with this note. The Company recorded a $146,393 debt discount relating to 85,555 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2021, the Company repaid $341,880 in principal and $46,200 in interest.

The October 2020 Convertible Loan Agreement

On October 2, 2020, the Company entered into a loan agreement (the “October 2020 Loan Agreement”) with an individual (the “October 2020 Lender”), whereby the October 2020 Lender issued the Company a promissory note of $169,400 (the “October 2020 Note”). Pursuant to the October 2020 Loan Agreement, the October 2020 Note has interest of six percent (6%). The October 2020 Note matures on the first (12th) month anniversary of its issuance date.

Upon default or 180 days after issuance the October 2020 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 75% of average the lowest three trading prices of the Company’s common stock on the fifteen-trading day immediately preceding the date of the respective conversion.

The Company recorded a $19,400 debt discount relating to original issue discount associated with this note. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2021, the Second July 2020 Note became convertible. Due to the fact that these convertible notes have an option to convert at a variable amount, they are subject to derivative liability treatment. The Company has applied ASC 815, due to the potential for settlement in a variable quantity of shares. The conversion feature has been measured at fair value using a Binomial model at the conversion date and the period end. The conversion feature of Second July 2020 Note gave rise to a derivative liability of $74,860. The Company recorded this as a debt discount. The debt discount is charged to accretion of debt discount over the remaining term of the convertible note.

During the year ended December 31, 2021, the Company converted $169,400 in principal and $4,620 in interest into 55,631 shares of the Company’s common stock.

The First December 2020 convertible Loan Agreement

On December 9, 2020, the Company entered into a loan agreement (the “First December 2020 Loan Agreement”) with an individual (the “First December 2020 Lender”), whereby the First December 2020 Lender issued the Company a promissory note of $600,000 (the “First December 2020 Note”). Pursuant to the First December 2020 Loan Agreement, the First December 2020 Note has interest of twelve percent (12%). As additional consideration for entering in the First December 2020 convertible Loan Agreement, the Company issued 45,000 shares of the Company’s common stock. The First December 2020 Note matures on the first (12th) month anniversary of its issuance date.

Upon default the First December 2020 Note is convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.

The Company recorded a $110,300 debt discount relating to original issue discount associated with this note. The Company recorded a $113,481 debt discount relating to 45,000 shares issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2021, the Company repaid $600,000 in principal and $4,340 in interest.

The May 2021 Convertible Note Offering

On May 14, 2021, the Company conducted multiple closings of a private placement offering to accredited investors (the “May 2021 Convertible Note Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “May 2021 Investors”) for aggregate gross proceeds of $3,690,491. The May 2021 convertible notes are convertible into shares of the Company’s common stock, par value $.001 per share at a conversion price of $5.00 per share. As additional consideration for entering in the May 2021 Convertible Note Offering, the Company issued 1,090,908 warrants of the Company’s common stock. The May 2021 Convertible Note matures on November 14, 2022.

The Company recorded a $1,601,452 debt discount relating to 1,090,908 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of these notes to accretion of debt discount and issuance cost.

The Company recorded a $666,669 debt discount relating to an original issue discount and $539,509 of debt issuance costs related to fees paid to vendors relating to the offering. The debt discount and debt issuance costs are being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2021, the Company converted $4,666,669 in principal into 933,334 shares of the Company’s common stock.

The July 2021 Convertible Loan Agreement

On July 6, 2021, the Company entered into a loan agreement (the “July 2021 Loan Agreement”) with an individual (the “July 2021 Lender”), whereby the July 2021 Lender issued the Company a promissory note of $168,850 (the “July 2021 Note”). Pursuant to the July 2021 Loan Agreement, the July 2021 Note has interest of six percent (6%). The July 2021 Note matures on the first (12th) month anniversary of its issuance date.

Upon default or 180 days after issuance the July 2021 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 75% of average the lowest three trading prices of the Company’s common stock on the fifteen-trading day immediately preceding the date of the respective conversion.

The Company recorded a $15,850 debt discount relating to an original issue discount and $3,000 of debt issuance costs related to fees paid to vendors relating to the offering. The debt discount and debt issuance costs are being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2022, the July 2021 Note became convertible. Due to the fact that these convertible notes have an option to convert at a variable amount, they are subject to derivative liability treatment. The Company has applied ASC 815, due to the potential for settlement in a variable quantity of shares. The conversion feature has been measured at fair value using a Binomial model at the conversion date. The conversion feature of July 2021 Note gave rise to a derivative liability of $100,532. The Company recorded this as a debt discount. The debt discount is charged to accretion of debt discount over the remaining term of the convertible note.

During the year ended December 31, 2022, the note holder converted $168,850 of principal and $4,605 of interest into 109,435 shares of the Company’s common stock. The unamortized debt discount of $96,803 was recorded to extinguishment of debt due to conversion.

The Second February 2022 Loan Agreement

On February 22, 2022, the Company entered into a loan agreement (the “Second February 2022 Loan Agreement”) with a lender (the “Second February 2022 Lender”), whereby the Second February 2022 Lender issued the Company a promissory note of $337,163 (the “Second February 2022 Note”). Pursuant to the Second February 2022 Loan Agreement, the Second February 2022 Note has an interest rate of 11%. The maturity date of the Second February 2022 Note is February 22, 2023 (the “Second February 2022 Maturity Date”). The Company is required to make 10 monthly payments of $37,425.

Upon default the Second February 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 75% of average the lowest three trading prices of the Company’s common stock on the ten-trading day immediately preceding the date of the respective conversion.

The Company recorded a $37,163 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2022, the Company repaid $299,400 in principal and converted $74,850 in principal into 216,842 shares of the Company’s common stock.

The May 2022 Convertible Loan Agreement

On May 20, 2022, the Company entered into a loan agreement (the “May 2022 Loan Agreement”) with an individual (the “May 2022 Lender”), whereby the May 2022 Lender issued the Company a promissory note of $115,163 (the “May 2022 Note”). Pursuant to the May 2022 Loan Agreement, the May 2022 Note has an interest rate of 11%. The May 2022 Note matures on the first (12th) month anniversary of its issuance date.

Upon default the May 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 75% of average the lowest three trading prices of the Company’s common stock on the ten-trading day immediately preceding the date of the respective conversion.

The Company recorded a $15,163 debt discount relating to an original issue discount The debt discount and debt issuance costs are being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2022, the Company repaid $63,915 in principal and converted $12,783 in principal into 39,637 shares of the Company’s common stock.

Subsequent to December 31, 2022, the May 2022 Lender converted $51,132 in principal into shares of the Company’s common stock and repaid the remaining note balance.

The May 2022 Convertible Note Offering

During May of 2022, the Company conducted multiple closings of a private placement offering to accredited investors (the “May 2022 Convertible Note Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “May 2022 Investors”) for aggregate gross proceeds of $4,000,000. The May 2022 convertible notes are convertible into shares of the Company’s common stock, par value $.001 per share at a conversion price of $2.00 per share. As additional consideration for entering in the May 2022 Convertible Note Offering, the Company issued 4,000,000 warrants of the Company’s common stock. The May 2022 Convertible Note matures on November 30, 2022.

The Company recorded a $1,895,391 debt discount relating to 4,000,000 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of these notes to accretion of debt discount and issuance cost.

The Company recorded a $399,964 debt discount relating to an original issue discount and $125,300 of debt issuance costs related to fees paid to vendors relating to the offering. The debt discount and debt issuance costs are being accreted over the life of the note to accretion of debt discount and issuance cost.

On September 2, 2022, the Company went into default on these notes. As part of the default terms the Company owes 110% of the principal outstanding and the notes accrue interest at a rate of 18%.

On September 15, 2022, the Company and six out of eight lenders May 2022 Investors agreed to forgive default interest and extend the maturity date to March 31, 2023, for a reduced conversion price of $0.20 for the convertible notes and warrants. Since the PV cashflows of the new and old debt were more than 10% differences the company used extinguishment accounting. As part of the agreement the Company recognized $1,083,684 as loss on extinguishment of debt due to the remaining debt discount and recognized $331,861 as a gain on extinguishment of debt due to the forgiveness of interest. The company also recognized an additional $75,610 of debt discount from the change in relative fair value on the warrants.

During the year ended December 31, 2022 the Company repaid $1,314,286 in principal.

During the year ended December 31, 2022, the Company accrued $75,674 in interest that was not forgiven. As of December 31, 2022, the Company is in default on $900,000 of principal and $75,674 of interest.

Subsequent to December 31, 2022, the Company made repayments totaling $785,714 towards these notes.

The July 2022 Convertible Note Offering

During July of 2022, the Company conducted multiple closings of a private placement offering to accredited investors (the “July 2022 Convertible Note Offering”) of units of the Company’s securities by entering into subscription agreements with “accredited investors” (the “July 2022 Investors”) for aggregate gross proceeds of $2,150,000. The July 2022 convertible notes are convertible into shares of the Company’s common stock, par value $.001 per share at a conversion price of $2.00 per share. As additional consideration for entering in the July 2022 Convertible Note Offering, the Company issued 2,150,000 warrants of the Company’s common stock. The July 2022 Convertible Note matures on November 30, 2022.

The Company recorded a $863,792 debt discount relating to 2,150,000 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance. The debt discount is being accreted over the life of these notes to accretion of debt discount and issuance cost.

The Company recorded a $214,981 debt discount relating to an original issue discount. The debt discount are being accreted over the life of the note to accretion of debt discount and issuance cost.

On September 2, 2022, the Company went into default on these notes. As part of the default terms the Company owes 110% of the principal outstanding and the notes accrue interest at a rate of 18%.

On September 15, 2022, the Company and the July Investors agreed to forgive default interest and extend the maturity date to March 31, 2023, for a reduced conversion price of $0.20 for the convertible notes and warrants. Since the present value of the cash flows of the new and old debt were more than 10% different, the company used extinguishment accounting. As part of the agreement the Company recognized $339,594 as loss on extinguishment of debt due to the remaining debt discount and recognized $230,162 as a gain on extinguishment of debt due to the forgiveness of interest.

During the year ended December 31, 2022, the Company repaid $185,714 in principal.

Subsequent to December 31, 2022, the Company made repayments totaling $714,286 towards these notes.

The First October 2022 Loan Agreement

On October 3, 2022, the Company entered into a loan agreement (the “First October 2022 Loan Agreement”) with a lender (the “First October 2022 Lender”), whereby the First October 2022 Lender issued the Company a promissory note of $104,250 (the “First October 2022 Note”). Pursuant to the First October 2022 Loan Agreement, the First October 2022 Note has an interest rate of 10%. The maturity date of the First October 2022 Note is September 29, 2023 (the “First October 2022 Maturity Date”).

On April 1, 2023, the First October 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to 75% of average the lowest three trading prices of the Company’s common stock on the ten-trading day immediately preceding the date of the respective conversion.

The Company recorded a $4,250 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

The Second October 2022 Loan Agreement

On October 20, 2022, the Company entered into a loan agreement (the “Second October 2022 Loan Agreement”) with a lender (the “Second October 2022 Lender”), whereby the Second October 2022 Lender issued the Company a promissory note of $300,000 (the “Second October 2022 Note”). Pursuant to the Second October 2022 Loan Agreement, the Second October 2022 Note has an interest rate of 10%. The maturity date of the Second October 2022 Note is October 20, 2023 (the “Second October 2022 Maturity Date”).

Upon default, the Second October 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to the lowest VWAP of the Company’s common stock on the twenty-trading day immediately preceding the date of the respective conversion.

The Company recorded a $45,000 debt discount relating to an original issue discount, $409,945 relating to the fair value of 815,000 shares of common stock issue to the lender, and $17,850 of debt issuance costs related to fees paid to vendors relating to the debt agreement. The debt discount and debt issuance cost are being accreted over the life of the note to accretion of debt discount and issuance cost.

Subsequent to December 31, 2022, the Company made a repayment of $47,143 towards the balance of the Second October 2022 Note.

The Third October 2022 Loan Agreement

On October 24, 2022, the Company entered into a loan agreement (the “Third October 2022 Loan Agreement”) with a lender (the “Third October 2022 Lender”), whereby the Third October 2022 Lender issued the Company a promissory note of $1,666,650 (the “Third October 2022 Note”). Pursuant to the Third October 2022 Loan Agreement. The maturity date of the Third October 2022 Note is April 24, 2023 (the “Third October 2022 Maturity Date”).

The Third October 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $0.20.

The Company recorded a $1,833,300 debt discount relating to a $166,650 original issue discount and $1,666,650 from a beneficial conversion feature. The debt discount and debt issuance cost are being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2022, the lender converted $800,000 into 4,000,000 shares of the Company’s common stock.

Subsequent to December 31, 2022, the Third October 2022 Lender converted the remaining balance of $866,650 into 4,333,250 shares of the Company’s common stock.

The December 2022 Loan Agreement

On December 12, 2022, the Company entered into a loan agreement (the “December 2022 Loan Agreement”) with a lender (the “December 2022 Lender”), whereby the December 2022 Lender issued the Company a promissory note of $750,000 (the “December 2022 Note”). Pursuant to the December 2022 Loan Agreement. The maturity date of the Third October 2022 Note is April 24, 2023 (the “Third October 2022 Maturity Date”).

The Second October 2022 Note is convertible into shares of the Company’s common stock, par value $0.001 per share (“Conversion Shares”) equal to $0.20.

The Company recorded a $241,773 debt discount relating to 562,500 warrants issued to investors based on the relative fair value of each equity instrument on the dates of issuance and $508,227 relating to the beneficial conversion feature. The debt discount is being accreted over the life of these notes to accretion of debt discount and issuance cost.

Subsequent to December 31, 2022, the December 2022 Lender converted $500,000 into 2,500,000 shares of the Company’s common stock.